Fair Value Measurements -- FV & CV Hierarchy Basis Table (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Assets
Investment securities	$ 1,872	$ 1,867
Restricted cash and cash equivalents	588	676
Total Fair Value
Assets
Cash and cash equivalents	716	939
Investment securities	1,872	1,867
Net finance receivables, less allowance for finance receivable losses	13,662	15,943
Finance receivables held for sale	804	819
Restricted cash and cash equivalents	588	676
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	11	11
Receivables related to sales of real estate loans and related trust assets	1	1
Liabilities
Long-term debt	14,997	17,616
Total Carrying Value
Assets
Cash and cash equivalents	716	939
Investment securities	1,872	1,867
Net finance receivables, less allowance for finance receivable losses	13,200	14,967
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	588	676
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	11	11
Receivables related to sales of real estate loans and related trust assets	5	5
Liabilities
Long-term debt	14,870	17,300
Fair Value Measurements Using Level 1
Assets
Cash and cash equivalents	709	939
Investment securities	37	36
Restricted cash and cash equivalents	588	676
Fair Value Measurements Using Level 2
Assets
Cash and cash equivalents	7	0
Investment securities	1,832	1,829
Other assets:
Receivables related to sales of real estate loans and related trust assets	1	1
Liabilities
Long-term debt	14,997	17,616
Fair Value Measurements Using Level 3
Assets
Investment securities	3	2
Net finance receivables, less allowance for finance receivable losses	13,662	15,943
Finance receivables held for sale	804	819
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	11	11
Receivables related to sales of real estate loans and related trust assets	$ 0	$ 0